UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 230
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		812-332-5259
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    January 26, 2006

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		85

Form 13F Information Table Value Total:		$107,454

List of Other Included Managers:

NONE

                           TITLE                    VALUE   SHARES/   SHR/  INVS
NAME OF ISSUER             OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN   DSCR
---------------------------------------------------------------------------------------
3M Company                    COM     88579Y101       2000     25800   SH   SOLE
Abbott Laboratories           COM     002824100        879     22300   SH   SOLE
Accenture                     COM     G1150G111       1599     55400   SH   SOLE
Aflac Inc                     COM     001055102        279      6000   SH   SOLE
American Int'l Group, Inc     COM     026874107       2108     30900   SH   SOLE
American Movil S A DE CV      ADR     02364W105        237      8100   SH   SOLE
American Power Conversion     COM     029066107        332     15100   SH   SOLE
Amgen Incorporated            COM     031162100        710      9000   SH   SOLE
Apache Corp                   COM     037411105        815     11900   SH   SOLE
Bank of America               COM     060505104       2263     49026   SH   SOLE
Barr Pharmuceuticals, Inc.    COM     068306109        972     15603   SH   SOLE
BB&T Corporation              COM     054937107        302      7212   SH   SOLE
Berkshire Hathaway Cl A       COM     084670108        266         3   SH   SOLE
Berkshire Hathaway Cl B       COM     084670207       1016       346   SH   SOLE
BP Amoco PLD ADR              ADR     055622104       6641    103413   SH   SOLE
Bunge Limited                 COM     G16962105        362      6400   SH   SOLE
Burlington Northern Sante F   COM     12189T104        467      6600   SH   SOLE
Caterpillar                   COM     149123101       1161     20100   SH   SOLE
Chevrontexaco Corp            COM     166764100        467      8222   SH   SOLE
Cisco Systems Inc.            COM     17275R102       1274     74400   SH   SOLE
Citigroup                     COM     172967101       2069     42633   SH   SOLE
Colgate-Palmolive             COM     194162103       1112     20266   SH   SOLE
Comcast Corp CL A             COM     20030N200        678     26400   SH   SOLE
Conocophillips Com            COM     20825C104       2240     38500   SH   SOLE
Consol Energy Inc             COM     20854P109       1649     25300   SH   SOLE
Copano Energy Llc             COM     217202100        211      5400   SH   SOLE
Danaher Corporation           COM     235851102        441      7900   SH   SOLE
Diageo PLC ADR                ADR     386090302       1503     25785   SH   SOLE
Duke Realty Investments       COM     264411505        367     11000   SH   SOLE
Ebay, Inc.                    COM     278642103       1798     41600   SH   SOLE
Eli Lilly & Co.               COM     532457108       1782     31492   SH   SOLE
Embraer Empresa Br Adr        ADR     29081M102        704     18000   SH   SOLE
Exxon Mobile Corp.            COM     30231G102       2246     39984   SH   SOLE
FedEx Corp                    COM     31428X106       2554     24700   SH   SOLE
First Data Corporation        COM     319963104       1260     29300   SH   SOLE
General Electric              COM     369604103       4477    127725   SH   SOLE
Genuine Parts Co              COM     372460105       1770     40300   SH   SOLE
Gold Banc Corp, Inc.          COM     379907108        729     40000   SH   SOLE
Goldman Sachs Group Inc.      COM     38141G104        396      3100   SH   SOLE
Harrahs Entmt Inc             COM     413619107       1547     21700   SH   SOLE
Henry Schein Inc              COM     806407102        882     20200   SH   SOLE
HSBC Holdings PLC-SPON        ADR     404280406        982     12200   SH   SOLE
Intel Corporation             COM     458140100       1672     67003   SH   SOLE
Intl Business Machines        COM     459200101        526      6398   SH   SOLE
Intuit Inc                    COM     461202103        549     10300   SH   SOLE
J.P. Morgan Chase & Co.       COM     46625H100       1814     45702   SH   SOLE
Johnson & Johnson             COM     478160104       1797     29900   SH   SOLE
Kohl's Corp.                  COM     500255104        287      5900   SH   SOLE
Marriott Intl Inc Cl A        COM     571903202       1299     19400   SH   SOLE
MBNA Corp.                    COM     55262L100        339     12500   SH   SOLE
Medtronic Inc                 COM     585055106       1970     34225   SH   SOLE
Merrill Lynch                 COM     590188108       1043     15400   SH   SOLE
Microsoft Corporation         COM     594918104       2759    105507   SH   SOLE
Monsanto                      COM     61166W101       2233     28800   SH   SOLE
Motorola Inc.                 COM     620076109        935     41400   SH   SOLE
Old National Bancorp Ind      COM     680033107        340     15690   SH   SOLE
Omnicom Group Inc.            COM     681919106       1056     12400   SH   SOLE
Oracle Corp                   COM     68389X105        740     60618   SH   SOLE
Paincare Holdings Inc         COM     909835100         39     12050   SH   SOLE
PepsiCo Inc.                  COM     713448108       2328     39400   SH   SOLE
Petroleo Brasileiro Adrf      ADR     71654V408        549      7700   SH   SOLE
Pfizer Inc.                   COM     717081103       1720     73764   SH   SOLE
Praxair, Inc.                 COM     74005P104       2198     41500   SH   SOLE
Procter & Gamble              COM     742718109       2167     37434   SH   SOLE
Raytheon Co.                  COM     755111507       1526     38000   SH   SOLE
Republic Bancorp Incl KY Cl   COM     760281204        428     19939   SH   SOLE
Roche Hldg Ltd Spon Adrf      ADR     771195104        841     11200   SH   SOLE
Schlumberger Ltd.             COM     806857108       1632     16800   SH   SOLE
Simon Property Group, Inc     COM     828806109        544      7100   SH   SOLE
Starbucks Corporation         COM     855244109        297      9900   SH   SOLE
Starwood Hotels & Resort      COM     85590A203        217      3400   SH   SOLE
Stryker Corp                  COM     863667101        786     17700   SH   SOLE
Suncor Energy                 ADR     867229106        511      8100   SH   SOLE
Sysco Corp                    COM     871829107       1618     52100   SH   SOLE
Target Corp.                  COM     87612E106        616     11200   SH   SOLE
Texas Instruments             COM     882508104        423     13200   SH   SOLE
Toyota Motor                  COM     892331307       2166     20700   SH   SOLE
Transocean Offshore Inc.      COM     893817106        432      6200   SH   SOLE
United Commerce Bancorp       COM     909835100        280     20000   SH   SOLE
United Technologies Corp.     COM     913017109       1152     20600   SH   SOLE
Vodafone Grp Plc ADR          ADR     92857W100       1338     62300   SH   SOLE
Wal Mart Stores               COM     931142103        831     17766   SH   SOLE
Walgreen Company              COM     931422109       3196     72200   SH   SOLE
Wells Fargo & Co              COM     949746101        829     13200   SH   SOLE
Wyeth                         COM     026609107        932     20233   SH   SOLE
